Regulatory and Agency Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fannie Mae - PLS
Regulatory and agency capital requirements
Net Worth	$ 251,858	$ 172,843	$ 67,796
Required	48,519	35,947	7,122
Freddie Mac - PLS
Regulatory and agency capital requirements
Net Worth	252,284	173,273	68,107
Required	43,520	27,119	2,000
Ginnie Mae - Issuer - PLS
Regulatory and agency capital requirements
Net Worth	238,515	152,782	50,626
Required	41,615	23,886	2,490
Ginnie Mae - Issuer's parent - PennyMac
Regulatory and agency capital requirements
Net Worth	523,274	227,560	91,677
Required	45,777	26,275	2,739
HUD - PLS
Regulatory and agency capital requirements
Net Worth	238,515	152,782	50,626
Required	$ 1,000	$ 1,000	$ 1,000